LOANS (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012		Sep. 30, 2012	Dec. 31, 2011
30+ Days Past Due	$ 566	$ 1,179			$ 4,247
Non-Accrual Loans	8,141	10,126			17,623
Total Past Due	8,707	11,305			21,870
Current	340,924	357,039			396,101
Less deferred loan origination fees, net	(544)	(452)			(347)
Loans	349,087	367,892	[1]	386,522	417,624
Commercial and Industrial [Member]
30+ Days Past Due	0	215			48
Non-Accrual Loans	137	319			171
Total Past Due	137	534			219
Current	29,096	28,763			32,927
Loans	29,233	29,297		33,175	33,146
Construction Loans Real Estate [Member]
30+ Days Past Due	115	138			568
Non-Accrual Loans	1,023	2,298			4,072
Total Past Due	1,138	2,436			4,640
Current	50,812	45,784			66,206
Loans	51,950	48,220		51,443	70,846
Multi Family Residential Real Estate [Member]
30+ Days Past Due	0	0			1,540
Non-Accrual Loans	1,004	1,482			0
Total Past Due	1,004	1,482			1,540
Current	18,141	18,042			21,837
Loans	19,145	19,524		21,296	23,377
Commercial Real Estate [Member]
30+ Days Past Due	0	241			1,013
Non-Accrual Loans	4,350	4,373			10,425
Total Past Due	4,350	4,614			11,438
Current	170,396	182,335			180,609
Loans	174,746	186,949		189,598	192,047
Loans to Individuals and Overdrafts [Member]
30+ Days Past Due	22	19			10
Non-Accrual Loans	7	11			176
Total Past Due	29	30			186
Current	8,165	8,704			7,485
Loans	8,194	8,734		8,946	7,671
Family Residential Real Estate 1 to 4 [Member]
30+ Days Past Due	369	536			735
Non-Accrual Loans	847	1,061			1,875
Total Past Due	1,216	1,597			2,610
Current	32,941	39,420			49,572
Loans	34,157	41,017		47,076	52,182
Home Equity Line of Credit [Member]
30+ Days Past Due	60	30			333
Non-Accrual Loans	773	582			904
Total Past Due	833	612			1,237
Current	31,373	33,991			37,465
Loans	$ 32,206	$ 34,603		$ 34,988	$ 38,702

[1]	Derived from audited consolidated financial statements.